Subsequent Events (Details) - Subsequent Event - $ / shares		1 Months Ended
	Jul. 12, 2018	Jul. 31, 2018	Aug. 23, 2018
Subsequent Event [Line Items]
Dividend declared (in USD per share)			$ 0.125
Decrease in ownership	50.00%
Guarantee of portion of indebtedness		50.00%